CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 347,987	$ 697,608
Restricted cash	858,825	784,508
Receivables, less allowance for credit losses of $95,542 and $101,953, respectively	12,789,027	12,183,281
Retained interests in securitized receivables		2,853
Affiliated accounts and notes receivable	58,731	110,148
Equipment on operating leases, net	1,458,325	974,307
Equipment held for sale	129,700	40,750
Goodwill	112,851	115,486
Other intangible assets, net	8,355	6,804
Other assets	145,764	70,959
TOTAL	15,909,565	14,986,704
Liabilities:
Short-term debt (including current maturities of long-term debt)	4,632,208	4,289,189
Accounts payable and other accrued liabilities	645,941	490,506
Affiliated debt	862,445	351,004
Long-term debt	8,193,039	8,345,588
Total liabilities	14,333,633	13,476,287
Commitments and contingent liabilities (Note 13)
Stockholder's equity:
Paid-in capital	843,250	842,182
Accumulated other comprehensive income (loss)	(49,928)	6,072
Retained earnings	746,758	603,735
Total CNH Industrial Capital LLC stockholder's equity	1,540,080	1,451,989
Noncontrolling interest	35,852	58,428
Total stockholder's equity	1,575,932	1,510,417
TOTAL	$ 15,909,565	$ 14,986,704